                            CLASSIC DIRECTOR OUTLOOK
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

 SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED SEPTEMBER 19, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

        RATINGS AGENCY                EFFECTIVE DATE                   RATING                   BASIS OF RATING
                                        OF RATING
            Fitch                         9/19/02                        AA                  Claims paying ability


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4031
333-39612